Vanguard Variable Insurance Fund Growth Portfolio

Supplement Dated December 17, 2018 to the Prospectus and Summary Prospectus Dated April 26, 2018

Restructuring of the Investment Advisory Team

The Board of Trustees of Vanguard Variable Insurance Fund Growth Portfolio has approved a restructuring of the Portfolio’s investment advisory team, removing William Blair Investment Management, LLC (William Blair), as an investment advisor to the Portfolio and reallocating the Portfolio assets managed by William Blair to two existing advisors to the Portfolio: Wellington Management Company LLP (Wellington Management) and Jackson Square Partners, LLC (Jackson Square).

All references to William Blair and all other details and descriptions regarding William Blair’s management of certain assets of the Portfolio in the Prospectus and Summary Prospectus are hereby deleted in their entirety.

Wellington Management and Jackson Square each independently select and maintain a portfolio of common stocks for the Portfolio. The Portfolio’s Board of Trustees determines the proportion of the Portfolio’s assets to be managed by each advisor and may change these proportions at any time.

The Portfolio’s investment objective, principal investment strategies, and principal risks are not expected to change.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 109 122018

Vanguard Variable Insurance Funds

Supplement Dated December 17, 2018 to the Statement of Additional Information Dated April 26, 2018

Important Change to Vanguard Variable Insurance Fund Growth Portfolio

The Board of Trustees of Vanguard Variable Insurance Fund Growth Portfolio has approved a restructuring of the Portfolio’s investment advisory team, removing William Blair Investment Management, LLC (William Blair), as an investment advisor to the Portfolio and reallocating the Portfolio assets managed by William Blair to two existing advisors to the Portfolio: Wellington Management Company LLP (Wellington Management) and Jackson Square Partners, LLC (Jackson Square).

All references to William Blair and all other details and descriptions regarding William Blair’s management of certain assets of the Portfolio in the Statement of Additional Information are hereby deleted in their entirety.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 64E 122018